SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Investments in affiliates, Impairment of long-lived assets, Asset retirement obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Impairment charges on investments	$ 357	$ 0	$ 24,060
Impairment charges for property, plant and equipment	60,330	6,084	$ 11,854
Asset retirement obligation	$ 399	$ 110